Long-term Debt - Summary of Principal Installments of Other Long-Term Debt Payable during the Subsequent Years (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	$ 875,346
Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	42,997
1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	681,892
More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	150,457
Unsecured Revolving Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	132,889
Unsecured Revolving Facility | Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	7,461
Unsecured Revolving Facility | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	125,428
Unsecured Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	322,200
Unsecured Term Loan | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	322,200
Unsecured Debenture
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	157,171
Unsecured Debenture | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	157,171
Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	150,000
Unsecured Senior Notes | More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	150,000
Conditional Sales Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	113,086
Conditional Sales Contracts | Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	35,536
Conditional Sales Contracts | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	77,093
Conditional Sales Contracts | More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	$ 457